Investments in associates and joint ventures - Narrative (Details) £ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£) € / £	Jun. 30, 2019 GBP (£) € / £	Jun. 30, 2018 € / £
Disclosure of associates [line items]
Cost of shares less goodwill written off on acquisitions	£ 1,312	£ 1,249
Group's share of post acquisition reserves	£ 2,245	£ 1,924
Moet Hennessy
Disclosure of associates [line items]
Ownership interest in associate	34.00%
Country of incorporation	France
Average exchange rate (EUR per GBP) | € / £	1.14	1.13	1.13